Shareholder Fees	0 Months Ended
Mar. 01, 2013
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Intrinsic Small Cap Value Fund) | Administrator Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Opportunities Fund) | Administrator Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Value Fund) | Administrator Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small/Mid Cap Value Fund) | Administrator Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Special Small Cap Value Fund) | Administrator Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Traditional Small Cap Growth Fund) | Administrator Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Class C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class B
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	5.00%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Class C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class B
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	5.00%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Class C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Intrinsic Small Cap Value Fund) | Institutional Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small Cap Value Fund) | Institutional Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small/Mid Cap Value Fund) | Institutional Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Special Small Cap Value Fund) | Institutional Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Traditional Small Cap Growth Fund) | Institutional Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Intrinsic Small Cap Value Fund) | Investor Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small Cap Value Fund) | Investor Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small/Mid Cap Value Fund) | Investor Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.